Other Accounts Payable	12 Months Ended
Dec. 31, 2020
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE

Note 12:- other accounts payable

Other accounts payable are comprised of the following as of the below dates:

	December 31,
	2020	2019
Government institutions	$35,648	$35,775
Accrued royalties to the IIA (see Note 19e)	-	223
Accrued expenses and other current liabilities	33,328	27,174
Total	$68,976	$63,172